SEGMENT AND GEOGRAPHIC INFORMATION - SECURITIZE, INC. AND SUBSIDIARIES (Details) - Securitize, Inc. and Subsidiaries	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	1		1
Segment Reporting [Line Items]
Number of reportable segments | Segment	1		1
Revenue	$ 19,478,466	$ 14,034,019	$ 62,152,140	$ 18,636,170
Less significant expenses:
Cost of revenue (exclusive of items shown below)	4,469,890	1,746,657	13,472,042	1,838,670
Compensation and benefits	9,100,598	11,973,536	37,176,194	18,477,270
Selling, general & administrative	7,738,093	3,321,181	20,525,686	11,891,872
Total significant expenses	21,880,626	17,966,422	76,685,100	33,950,952
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent, Total	(7,932,652)	(4,541,518)	(42,368,163)	(18,426,535)
Net loss from discontinued operations, net of tax	0	(583,339)	(6,086,562)	(5,861,133)
Net income (loss)	(7,932,652)	(5,124,857)	(48,454,725)	(24,287,668)
Reportable Segment
Segment Reporting [Line Items]
Revenue	19,478,466	14,034,019	62,152,140	18,636,170
Less significant expenses:
Cost of revenue (exclusive of items shown below)	(4,469,890)	(1,746,657)	(13,472,042)	(1,838,670)
Compensation and benefits	(9,100,598)	(11,973,536)	(37,176,194)	(18,477,270)
Marketing	(1,682,118)	(330,309)	(2,267,522)	(1,008,281)
Selling, general & administrative	(3,529,335)	(1,329,682)	(10,195,768)	(5,558,957)
Total significant expenses	(18,781,941)	(15,380,184)	(63,111,526)	(26,883,178)
Other segment items	$ (8,629,177)	$ (3,195,353)	(41,408,777)	(10,179,527)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent, Total			(42,368,163)	(18,426,535)
Net loss from discontinued operations, net of tax			(6,086,562)	(5,861,133)
Net income (loss)			$ (48,454,725)	$ (24,287,668)